Reverse Stock Splits (Details Narrative) (10-K)			12 Months Ended
	Jan. 31, 2018	Sep. 20, 2017	Dec. 31, 2018
Reverse Stock Split
Reverse split	The Company implemented a 3-for-4 reverse split of the Company's issued common stock (the "Second Reverse Split")	The Company implemented a 1-for-7 reverse split of the Company's issued common stock (the "Reverse Split").	The Company implemented a 3-for-4 reverse split of the Company's issued common stock (the "Second Reverse Split")
Reserve split ratio		0.142	0.75